Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of inventories

(In € thousand)	As at December 31,
	2022	2021
Raw materials	86,452	102,082
Work in progress	114,218	55,681
Finished goods	11,783	8,135
Purchased goods (third party products)	3,518	7,362
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	215,970	173,260
Less: write-down provision	(180,866)	(49,162)
INVENTORIES	35,104	124,098

Schedule of write-down provisions related to the inventory categories
Write-down provisions related to the inventory categories as follows:

(In € thousand)	As at December 31,
	2022	2021
Raw materials	79,939	29,751
Work in progress	99,089	15,096
Finished goods	1,417	3,974
Purchased goods (third party products)	421	342
TOTAL WRITE-DOWN PROVISION	180,866	49,162